EBP Asset rollforward and B.S. classification (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,254	$ 1,241
Actual return on plan assets	184	82
Employer contributions	85	65
Plan participants’ contributions	0	0
Benefits paid	(35)	(130)
Settlements	(261)	(4)
Net increase (decrease) in fair value of plan assets	(27)	13
Fair value of plan assets at end of year	1,227	1,254
Funded status — overfunded (underfunded)	(92)	(212)
Accumulated benefit obligation	1,294	1,440
Overfunded/(underfunded) status of our pension plans and other postretirement benefit plans
Current liabilities	(2)	(2)
Noncurrent liabilities	(90)	(210)
Amounts included in Accumulated other comprehensive income (loss):
Prior service credit	0	0
Net actuarial loss	(375)	(535)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Net regulatory assets (liabilities)	(33)	(21)
Other Postretirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	208	201
Actual return on plan assets	25	13
Employer contributions	5	7
Plan participants’ contributions	3	2
Benefits paid	(14)	(15)
Settlements	0	0
Net increase (decrease) in fair value of plan assets	19	7
Fair value of plan assets at end of year	227	208
Funded status — overfunded (underfunded)	21	11
Overfunded/(underfunded) status of our pension plans and other postretirement benefit plans
Current liabilities	(6)	(7)
Noncurrent assets (liabilities)	27	18
Amounts included in Accumulated other comprehensive income (loss):
Prior service credit	0	5
Net actuarial loss	(21)	(18)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Prior service credit	2	10
Net actuarial loss	14	8
Net regulatory assets (liabilities)	$ (108)	$ (94)